                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM GLOBAL TRENDS FUND
                    (A SERIES PORTFOLIO OF AIM SERIES TRUST)

                       Supplement dated October 16, 1998
                   to the Prospectus dated September 8, 1998



Effective October 19, 1998, INVESCO (NY), Inc. will resign as sub-advisor and sub-administrator to AIM Global Trends Fund (the "Fund"). A I M Advisors, Inc. will continue to serve as the manager and administrator for the Fund.





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                                ADVISOR CLASS OF

                             AIM GLOBAL TRENDS FUND
                    (A SERIES PORTFOLIO OF AIM SERIES TRUST)

                       Supplement dated October 16, 1998
                   to the Prospectus dated September 8, 1998



Effective October 19, 1998, INVESCO (NY), Inc. will resign as sub-advisor and sub-administrator to AIM Global Trends Fund (the "Fund"). A I M Advisors, Inc. will continue to serve as the manager and administrator for the Fund.